Property And Equipment- Schedule of Property And Equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 424,043	¥ 517,237	¥ 622,907
Additions	156,616	148,295	181,327
Disposals	(7,067)	(14,627)	(10,731)
Depreciation charge	(193,511)	(226,862)	(276,266)
Ending balance	380,081	424,043	517,237
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,405,928	1,351,733	1,202,576
Ending balance	1,476,529	1,405,928	1,351,733
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(981,885)	(834,496)	(579,669)
Ending balance	(1,096,448)	(981,885)	(834,496)
Buildings, office and electrical equipment, motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	247,108	296,965	327,298
Additions	65,971	61,403	81,615
Disposals	(6,676)	(14,463)	(10,731)
Depreciation charge	(92,464)	(96,797)	(101,217)
Ending balance	213,939	247,108	296,965
Buildings, office and electrical equipment, motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	601,764	590,724	541,279
Ending balance	626,583	601,764	590,724
Buildings, office and electrical equipment, motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(354,656)	(293,759)	(213,981)
Ending balance	(412,644)	(354,656)	(293,759)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	176,935	220,272	294,672
Additions	90,645	86,892	99,712
Transfers			937
Disposals	(391)	(164)
Depreciation charge	(101,047)	(130,065)	(175,049)
Ending balance	166,142	176,935	220,272
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	804,164	761,009	660,360
Ending balance	849,946	804,164	761,009
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(627,229)	(540,737)	(365,688)
Ending balance	¥ (683,804)	¥ (627,229)	(540,737)
Development in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			937
Transfers			(937)
Development in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			¥ 937